Equity Investments - Additional Information (Detail)	3 Months Ended	12 Months Ended			1 Months Ended			3 Months Ended		12 Months Ended							12 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2012 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2013 Hunter Ridge Energy Services LLC [Member] USD ($)	Dec. 31, 2012 Hunter Ridge Energy Services LLC [Member] USD ($)	Oct. 01, 2011 Dust Recycling Project [Member] USD ($)	Jun. 30, 2012 Duferdofin Nucor S.R.L. [Member] USD ($)	Dec. 31, 2013 Duferdofin Nucor S.R.L. [Member] USD ($)	Dec. 31, 2012 Duferdofin Nucor S.R.L. [Member] USD ($)	Dec. 31, 2011 Duferdofin Nucor S.R.L. [Member] USD ($)	Dec. 31, 2013 Duferdofin Nucor S.R.L. [Member] EUR (€)	Dec. 31, 2012 Duferdofin Nucor S.R.L. [Member] EUR (€)	Dec. 31, 2013 Duferdofin Nucor S.R.L. [Member] EURO [Member] EUR (€)	Dec. 31, 2012 Duferdofin Nucor S.R.L. [Member] EURO [Member] EUR (€)	Dec. 31, 2013 NuMit [Member] USD ($) Sheet	Dec. 31, 2012 NuMit [Member] USD ($)	Dec. 31, 2013 Steel Technologies LLC [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment		$ 936,000,000	$ 855,900,000			$ 134,500,000	$ 95,400,000			$ 465,400,000	$ 454,100,000						$ 318,400,000	$ 288,400,000
Period used for lag basis, in months					1 month					1 month							1 month
Equity method investment, ownership percentage					50.00%					50.00%							50.00%		100.00%
Equity method investments, share of net assets										55,400,000
Step-up to fair value of certain assets and liabilities										410,000,000
Step-up to fair value of equity method investment, portion related to identification of goodwill										332,900,000
Amortization expense and other purchase accounting adjustments due to fair value step-up		74,356,000	73,011,000	67,829,000						11,200,000	11,100,000	11,500,000
Due from related parties, noncurrent										48,200,000			35,000,000	35,000,000
Notes receivable, related parties, interest rate										1.539%									1.15%
Interest rate per year in excess of Euribor as of date of the notes										1.00%
Equity method investment's credit facilities with parent company, maturity date										Jan. 31, 2016							Oct. 21, 2014
Equity method investment's credit facilities, amount										168,900,000					122,500,000
Total amount outstanding under equity method investment's credit facilities										154,400,000	134,800,000				112,000,000	102,000,000
Line of credit facility, maturity period										Apr. 26, 2016									Apr. 01, 2014
Guarantor obligation percentage of exposure in case of default										50.00%
Number of sheet processing facilities operated by Steel Technologies																	24
Investment in joint venture																	221,300,000
Notes receivable, related parties																			40,000,000
Basis points in excess of LIBOR on note receivable from related party																			0.90%
Line of credit extended to joint venture, amount outstanding																			17,000,000
Line of credit extended to joint venture																			100,000,000
Line of credit facility extended to joint venture, interest rate																			1.37%
Impairment of equity method investments	$ 30,000,000							$ 13,900,000	$ 30,000,000